Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity	$ 9,108,958	$ 8,427,953	$ 7,931,057
Property, plant and equipment	11,974,480	10,927,512	9,782,647
Revenue	1,971,042	1,078,192
Cost of sales	622,329	669,394
Revision of Prior Period, Adjustment [Member]
Disclosure of summary of significant accounting policies [line items]
Revenue	70,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, Plant and Equipment-Proceeds before Intended Use [member] | Construction in progress [member]
Disclosure of summary of significant accounting policies [line items]
Property, plant and equipment	21,000
Increase Decrease Upon The Adoption Of Amendments To IAS16 [Member]
Disclosure of summary of significant accounting policies [line items]
Revenue	15,000
Cost of sales	55,000
Retained earnings [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity	(2,890,711)	(3,415,601)	(3,821,889)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, Plant and Equipment-Proceeds before Intended Use [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity	21,000
Oyu Tolgoi [member]
Disclosure of summary of significant accounting policies [line items]
Authorised capital plans but not contracted for	$ 780,000
Percentage of ownership interest in subsidiary	66.00%
Percentage of ownership interest, held by non-controlling interest	34.00%
Percentage of fund provided for mine exploration and development costs of subsidiary	100.00%
Oyu Tolgoi [member] | Construction in progress [member]
Disclosure of summary of significant accounting policies [line items]
Property, plant and equipment	$ 8,287,366	$ 7,219,502	$ 5,931,750
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	30 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	180 days